SIMPSON THACHER & BARTLETT LLP

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                            NEW YORK, N.Y. 10017-3954
                                 (212) 455-2000

                            FACSIMILE (212) 455-2502


VIA EDGAR AND FACSIMILE
-----------------

                                                   March 16, 2006


                              Re:      Conseco, Inc.
                                       Amendment No. 1 to
                                       Registration Statement on Form S-3
                                       File No. 333-129555
                                       (the "Registration Statement")


Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-6010


Ladies and Gentlemen:

          On behalf of Conseco, Inc. (the "Company"), we hereby transmit by direct electronic transmission for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 to the above-referenced Registration Statement of the Company, marked to show changes from the Registration Statement as originally filed on November 8, 2005.

          Please note that we have revised footnote 25 to the table included in the Registration Statement under the caption "Selling Securityholders" pursuant to the comment we received from the Staff on the version of the table submitted as Exhibit I to our letter to the Commission of February 28, 2006.

SIMPSON THACHER & BARTLETT LLP

Securities and Exchange Commission         -2-                   March 16, 2006

          Please do not hesitate to call Stephan Feder (212-455-7405) or Toshiro Mochizuki (212-455-2488) of this firm with any questions or further comments you may have regarding this filing.

                                             Very truly yours,

                                             /s/ Simpson Thacher & Bartlett LLP
                                             ----------------------------------

                                             SIMPSON THACHER & BARTLETT LLP



cc:    Securities and Exchange Commission
       Division of Corporate Finance
         Sonia Barros
       Conseco, Inc.
         Karl W. Kindig